LifeX 2030 Income Bucket ETF Investment Risks - LifeX 2030 Income Bucket ETF	Dec. 31, 2025
Term Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Term Risk. Unlike a traditional investment company with a perpetual existence, the Fund is designed to liquidate in 2030, and there will be no further distributions from the Fund beyond that year. However, due to certain risks impacting the market for the Fund’s investments, such as the risk of a U.S. government default, it is possible that the Fund may run out of assets to support its intended distributions prior to its intended term. Investors should consider the price of the Fund’s shares and the remaining term of the Fund at the time of their purchase when determining whether the Fund is appropriate for their financial planning needs, as an investment made closer to the end of the Fund’s term in December 2030 will result in fewer monthly distributions being paid to the investor than if the investment had been made at the start of the Fund’s term. For example, an investor who purchases shares of the Fund on January 1, 2026 is expected to receive a total of 60 monthly distributions if the shares are held until the Fund liquidates, whereas an investor who purchases shares on October 1, 2030 is expected to receive only 3 monthly distributions.
Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk. The Fund’s planned distributions are not intended to change. If interest rates increase, shareholders face the risk that the value to them of the Fund’s distributions will decrease relative to other investment options that may be available at that time, and that the market value of their shares will decrease. Similarly, if inflation is higher than expected, shareholders face the risk that the value to them of the Fund’s distributions will decrease relative to the cost of relevant goods and services. In addition, the Fund’s longer-maturity investments face the risk that interest rates will rise, decreasing their market value, while the Fund’s shorter-maturity investments, including those held through money market funds, face the risk that interest rates will fall and reduce the available yield at which their principal can be reinvested upon maturity.
U.S. Government Bonds Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	U.S. Government Bonds Risk. Securities issued by the U.S. Treasury have not had credit-related defaults. There can be no assurance that U.S. Government Bonds will avoid default in the future.
ETF Structure Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Structure Risks. The Fund is structured as an ETF and is subject to risks related to exchange trading, including: ●The Fund’s shares are listed for trading on Cboe BZX Exchange, Inc. (the “Exchange”) and are bought and sold on the secondary market at market prices. Although it is expected that the market price of Fund shares will typically approximate the Fund’s net asset value (“NAV”), there may be times when the market price reflects a significant premium or discount to NAV. ●Although the Fund’s shares are listed on the Exchange, it is possible that an active trading market may not be maintained. ●Shares of the Fund are created and redeemed by a limited number of authorized participants (“Authorized Participants”). Fund shares may trade at a greater premium or discount to NAV in the event that the Authorized Participants fail to fulfill creation or redemption orders on behalf of the Fund.
Limited Operating History Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Limited Operating History Risk. The Fund is a series of an open-end management investment company and has a limited history of operations. As a result, prospective investors have a limited track record or history on which to base their investment decision.
Management and Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Management and Operational Risk. The Fund is subject to management risk because it relies on the Adviser’s ability to achieve its investment objective. The Fund runs the risk that the Adviser’s management techniques will fail to produce desired results and cause the Fund to incur significant losses. The Adviser may select investments that do not perform as anticipated by the Adviser. In making decisions for the Fund, the Adviser uses quantitative models to select U.S. Government Bonds and other securities in which the Fund invests. Any imperfections, errors or limitations in quantitative analyses and models used by the Adviser as part of the investment process could affect the Fund’s performance. The Adviser has not provided and will not provide any guarantee or assurance to the Fund that these quantitative analyses or models will accurately reflect the Fund’s performance. The Fund is also subject to the risk of loss as a result of other services provided by the Adviser and other service providers, including the pricing, administrative, accounting, tax, legal, custody, transfer agency and other services provided by other service providers. Operational risk includes the possibility of loss caused by inadequate procedures and controls, human error and cyber-attacks, disruptions and failures affecting, or by, a service provider.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	An investor may lose money by investing in the Fund.